Debt and Tax Compensation on Note Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Debt
Schedule of company's indebtedness

	December 31, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Karlsson senior secured note	$120,079	$115,282
Apollo unsecured notes	6,654	6,750
Tax compensation on Karlsson senior secured note	19,152	6,226
Total current debt and tax compensation	145,885	128,258
Less: Unamortized debt discount*	(10,197)	—
Less: current portion of debt and tax compensation	(135,688)	(128,258)
Total long-term debt and tax compensation	$—	$—

* Includes $13,300 of gross discount on the Karlsson Note, net of amortized discount of $3,103 at December 31, 2013.

	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Karlsson senior secured note	$115,282	$—
Apollo unsecured notes	6,750	—
Tax gross-up on Karlsson senior secured note	6,226	—
Total debt	128,258	—
Less: current portion	(128,258)	—
Total long-term debt	$—	$—